UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21529
                                                     ---------

                    The Gabelli Global Utility & Income Trust
            -------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
            -------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
            -------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-422-3554
                                                           --------------

                      Date of fiscal year end: December 31
                                               -----------

                    Date of reporting period: March 31, 2008
                                              --------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


                                                                          [LOGO]
                                                                  THE GABELLI
                                                                  GLOBAL UTILITY
                                                                  & INCOME TRUST

                    THE GABELLI GLOBAL UTILITY & INCOME TRUST

                              First Quarter Report
                                 March 31, 2008

TO OUR SHAREHOLDERS,

      The Gabelli Global Utility & Income Trust's (the "Fund") net asset value ("NAV") total return was (9.6)% during the first quarter of 2008, compared with declines of 9.9% and 10.2% for the Standard & Poor's ("S&P") 500 Utilities Index and the Lipper Utility Fund Average, respectively. The total return for the Fund's publicly traded shares was (10.6)% during the first quarter. On March 31, 2008, the Fund's NAV per share was $22.75, while the price of the publicly traded shares closed at $20.32 on the American Stock Exchange.

      Enclosed is the investment portfolio as of March 31, 2008.

COMPARATIVE RESULTS
--------------------------------------------------------------------------------
                AVERAGE ANNUAL RETURNS THROUGH MARCH 31, 2008 (a)
                -------------------------------------------------

                                                                               Since
                                                                             Inception
                                               Quarter    1 Year   3 Year   (05/28/04)
                                              --------   -------   ------   ----------
GABELLI GLOBAL UTILITY & INCOME TRUST
   NAV TOTAL RETURN (b) ...................    (9.59)%   (4.12)%    9.81%     11.08%
   INVESTMENT TOTAL RETURN (c) ............   (10.58)    (3.15)    10.36       7.21
S&P 500 Utilities Index ...................    (9.94)    (1.62)    12.97      17.33
Lipper Utility Fund Average ...............   (10.24)    (0.42)    14.04      17.20

(a) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE SOLD, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. PERFORMANCE RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE INVESTING. THE S&P 500 UTILITIES INDEX IS AN UNMANAGED INDICATOR OF ELECTRIC AND GAS UTILITY STOCK PERFORMANCE. THE LIPPER UTILITY FUND AVERAGE REFLECTS THE AVERAGE PERFORMANCE OF OPEN-END MUTUAL FUNDS CLASSIFIED IN THIS PARTICULAR CATEGORY. DIVIDENDS ARE CONSIDERED REINVESTED. YOU CANNOT INVEST DIRECTLY IN AN INDEX.

(b) TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN THE NAV PER SHARE AND REINVESTMENT OF DISTRIBUTIONS AT NAV ON THE EX-DIVIDEND DATE AND ARE NET OF EXPENSES. SINCE INCEPTION RETURN IS BASED ON AN INITIAL NAV OF $19.06.

(c) TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN CLOSING MARKET VALUES ON THE AMERICAN STOCK EXCHANGE AND REINVESTMENT OF DISTRIBUTIONS. SINCE INCEPTION RETURN IS BASED ON AN INITIAL OFFERING PRICE OF $20.00.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
We have separated the portfolio manager's commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager's commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.
--------------------------------------------------------------------------------

                    THE GABELLI GLOBAL UTILITY & INCOME TRUST
                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2008 (UNAUDITED)

                                                                                                                        MARKET
   SHARES                                                                                                               VALUE
------------                                                                                                       ---------------
               COMMON STOCKS -- 90.7%
               ENERGY AND UTILITIES -- 68.4%
               ENERGY AND UTILITIES: ALTERNATIVE ENERGY -- 0.1%
               U.S. COMPANIES
       1,000   Ormat Technologies Inc. .........................................................................   $        43,010
                                                                                                                   ---------------
               ENERGY AND UTILITIES: ELECTRIC TRANSMISSION AND DISTRIBUTION -- 5.8%
               NON U.S. COMPANIES
       8,775   National Grid plc, ADR ..........................................................................           613,636
       1,000   Red Electrica de Espana .........................................................................            61,224
               U.S. COMPANIES
       4,900   CH Energy Group Inc. ............................................................................           190,610
       1,000   Consolidated Edison Inc. ........................................................................            39,700
      20,000   Energy East Corp. ...............................................................................           482,400
       5,000   Northeast Utilities .............................................................................           122,700
      50,000   NSTAR ...........................................................................................         1,521,500
      40,000   Pepco Holdings Inc. .............................................................................           988,800
       1,666   UIL Holdings Corp. ..............................................................................            50,197
                                                                                                                   ---------------
                                                                                                                         4,070,767
                                                                                                                   ---------------
               ENERGY AND UTILITIES: INTEGRATED -- 44.3%
               NON U.S. COMPANIES
     150,000   AEM SpA .........................................................................................           551,183
         500   Areva SA ........................................................................................           543,881
       8,000   Chubu Electric Power Co. Inc. ...................................................................           199,839
     152,000   Datang International Power Generation Co. Ltd., Cl. H ...........................................            80,661
       1,000   E.ON AG .........................................................................................           185,125
       9,000   E.ON AG, ADR ....................................................................................           561,323
       8,400   Electric Power Development Co. Ltd. .............................................................           302,528
      45,000   Enel SpA ........................................................................................           477,416
       9,760   Energias de Portugal SA, ADR ....................................................................           593,868
      29,000   Enersis SA, ADR .................................................................................           512,720
     142,000   Hera SpA ........................................................................................           572,789
      10,000   Hokkaido Electric Power Co. Inc. ................................................................           232,243
      10,000   Hokuriku Electric Power Co. .....................................................................           235,754
       4,000   Huaneng Power International Inc., ADR ...........................................................           122,160
      75,000   Iberdrola SA ....................................................................................         1,162,754
      12,000   Iberdrola SA, ADR ...............................................................................           746,898
       2,000   International Power plc .........................................................................            15,798
       5,000   Korea Electric Power Corp., ADR .................................................................            75,200
      10,000   Kyushu Electric Power Co. Inc. ..................................................................           244,282
       4,500   Oesterreichische Elektrizitaetswirtschafts AG, Cl. A ............................................           320,337
      10,000   Shikoku Electric Power Co. Inc. .................................................................           297,452
      10,000   The Chugoku Electric Power Co. Inc. .............................................................           222,713
      16,000   The Kansai Electric Power Co. Inc. ..............................................................           398,074
      10,000   The Tokyo Electric Power Co. Inc. ...............................................................           267,356
      10,000   Tohoku Electric Power Co. Inc. ..................................................................           244,282
               U.S. COMPANIES
       1,000   Allegheny Energy Inc. ...........................................................................            50,500

                                                                                                                        MARKET
   SHARES                                                                                                               VALUE
------------                                                                                                       ---------------
       7,000   ALLETE Inc. .....................................................................................   $       270,340
      19,000   Ameren Corp. ....................................................................................           836,760
      30,000   American Electric Power Co. Inc. ................................................................         1,248,900
     276,100   Aquila Inc.+ ....................................................................................           886,281
       1,000   Avista Corp. ....................................................................................            19,560
       6,000   Black Hills Corp. ...............................................................................           214,680
         500   Cleco Corp. .....................................................................................            11,090
         500   CMS Energy Corp. ................................................................................             6,770
      60,000   DPL Inc. ........................................................................................         1,538,400
      40,000   Duke Energy Corp. ...............................................................................           714,000
       1,000   El Paso Electric Co.+ ...........................................................................            21,370
       7,000   Florida Public Utilities Co. ....................................................................            78,050
      14,000   FPL Group Inc. ..................................................................................           878,360
      35,000   Great Plains Energy Inc. ........................................................................           862,750
      26,000   Hawaiian Electric Industries Inc. ...............................................................           620,620
      29,500   Integrys Energy Group Inc. ......................................................................         1,375,880
       6,500   Maine & Maritimes Corp.+ ........................................................................           180,700
      15,000   MGE Energy Inc. .................................................................................           510,900
      44,000   NiSource Inc. ...................................................................................           758,560
      14,000   NorthWestern Corp. ..............................................................................           341,180
      19,500   OGE Energy Corp. ................................................................................           607,815
       6,000   Otter Tail Corp. ................................................................................           212,340
       1,000   PG&E Corp. ......................................................................................            36,820
      15,000   Pinnacle West Capital Corp. .....................................................................           526,200
       4,200   PPL Corp. .......................................................................................           192,864
      33,000   Progress Energy Inc. ............................................................................         1,376,100
      32,000   Public Service Enterprise Group Inc. ............................................................         1,286,080
      25,000   Puget Energy Inc. ...............................................................................           646,750
      18,000   SCANA Corp. .....................................................................................           658,440
      45,000   Southern Co. ....................................................................................         1,602,450
       1,000   TECO Energy Inc. ................................................................................            15,950
       1,000   The Empire District Electric Co. ................................................................            20,250
      17,000   Unisource Energy Corp. ..........................................................................           378,420
      17,000   Vectren Corp. ...................................................................................           456,110
      41,000   Westar Energy Inc. ..............................................................................           933,570
       5,000   Wisconsin Energy Corp. ..........................................................................           219,950
      45,000   Xcel Energy Inc. ................................................................................           897,750
                                                                                                                   ---------------
                                                                                                                        30,660,146
                                                                                                                   ---------------
               ENERGY AND UTILITIES: NATURAL GAS INTEGRATED -- 4.1%
               NON U.S. COMPANIES
      80,000   Snam Rete Gas SpA ...............................................................................           508,675
               U.S. COMPANIES
      25,000   El Paso Corp. ...................................................................................           416,000
       1,000   Energen Corp. ...................................................................................            62,300
      16,000   National Fuel Gas Co. ...........................................................................           755,360
       2,000   ONEOK Inc. ......................................................................................            89,260
      15,000   Southern Union Co. ..............................................................................           349,050
      30,000   Spectra Energy Corp. ............................................................................           682,500
                                                                                                                   ---------------
                                                                                                                         2,863,145
                                                                                                                   ---------------

               See accompanying notes to schedule of investments.

                    THE GABELLI GLOBAL UTILITY & INCOME TRUST
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2008 (UNAUDITED)

                                                                                                                        MARKET
   SHARES                                                                                                               VALUE
------------                                                                                                       ---------------
               COMMON STOCKS (CONTINUED)
               ENERGY AND UTILITIES (CONTINUED)
               ENERGY AND UTILITIES: NATURAL GAS UTILITIES -- 3.1%
               NON U.S. COMPANIES
       1,000   Enagas ..........................................................................................   $        29,886
               U.S. COMPANIES
      20,000   Atmos Energy Corp. ..............................................................................           510,000
       2,000   Chesapeake Utilities Corp. ......................................................................            59,280
       2,000   EnergySouth Inc. ................................................................................           104,380
      20,000   Nicor Inc. ......................................................................................           670,200
       5,000   Piedmont Natural Gas Co. Inc. ...................................................................           131,300
      10,000   Southwest Gas Corp. .............................................................................           279,600
      10,000   The Laclede Group Inc. ..........................................................................           356,300
                                                                                                                   ---------------
                                                                                                                         2,140,946
                                                                                                                   ---------------
               ENERGY AND UTILITIES: OIL -- 2.1%
               NON U.S. COMPANIES
         500   Niko Resources Ltd. .............................................................................            40,552
      10,000   Royal Dutch Shell plc, Cl. A, ADR ...............................................................           689,800
               U.S. COMPANIES
       3,000   Chevron Corp. ...................................................................................           256,080
       2,000   ConocoPhillips ..................................................................................           152,420
       2,000   Devon Energy Corp. ..............................................................................           208,660
       1,000   Exxon Mobil Corp. ...............................................................................            84,580
                                                                                                                   ---------------
                                                                                                                         1,432,092
                                                                                                                   ---------------
               ENERGY AND UTILITIES: SERVICES -- 0.2%
               NON U.S. COMPANIES
       5,000   ABB Ltd., ADR ...................................................................................           134,600
                                                                                                                   ---------------
               ENERGY AND UTILITIES: WATER -- 5.5%
               NON U.S. COMPANIES
       1,000   Consolidated Water Co. Ltd. .....................................................................            22,030
      50,000   Severn Trent plc ................................................................................         1,408,101
       2,000   Suez SA .........................................................................................           131,226
      12,000   Suez SA, ADR ....................................................................................           790,442
       7,200   Suez SA, Strips+ ................................................................................               114
      48,000   United Utilities plc ............................................................................           657,789
               U.S. COMPANIES
       8,666   Aqua America Inc. ...............................................................................           162,748
       3,000   California Water Service Group ..................................................................           114,450
       4,000   Middlesex Water Co. .............................................................................            72,640
      17,000   SJW Corp. .......................................................................................           486,030
                                                                                                                   ---------------
                                                                                                                         3,845,570
                                                                                                                   ---------------
               DIVERSIFIED INDUSTRIAL -- 1.4%
               NON U.S. COMPANIES
      13,000   Bouygues SA .....................................................................................           825,879
               U.S. COMPANIES
       4,800   Woodward Governor Co. ...........................................................................           128,256
                                                                                                                   ---------------
                                                                                                                           954,135
                                                                                                                   ---------------

   SHARES/                                                                                                              MARKET
    UNITS                                                                                                               VALUE
------------                                                                                                       ---------------
               ENVIRONMENTAL SERVICES -- 1.8%
               NON U.S. COMPANIES
     75,000    Biffa plc .......................................................................................   $       519,107
     10,000    Veolia Environnement ............................................................................           697,179
                                                                                                                   ---------------
                                                                                                                         1,216,286
                                                                                                                   ---------------
               TOTAL ENERGY AND UTILITIES ......................................................................        47,360,697
                                                                                                                   ---------------
               COMMUNICATIONS -- 19.4%
               CABLE AND SATELLITE -- 6.7%
               NON U.S. COMPANIES
     10,000    Cogeco Inc. .....................................................................................           297,141
      2,500    Rogers Communications Inc., Cl. B ...............................................................            89,800
      4,929    Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA ................................            58,440
               U.S. COMPANIES
     38,000    Cablevision Systems Corp., Cl. A+ ...............................................................           814,340
     18,000    DISH Network Corp., Cl. A+ ......................................................................           517,140
      3,600    EchoStar Corp., Cl. A+ ..........................................................................           106,344
      4,580    Liberty Global Inc., Cl. A+ .....................................................................           156,086
      4,000    Liberty Global Inc., Cl. C+ .....................................................................           129,920
    100,000    The DIRECTV Group Inc.+ .........................................................................         2,479,000
                                                                                                                   ---------------
                                                                                                                         4,648,211
                                                                                                                   ---------------
               TELECOMMUNICATIONS -- 11.6%
               NON U.S. COMPANIES
     28,000    BCE Inc. ........................................................................................           944,440
      2,102    Bell Aliant Regional Communications Income Fund (a) .............................................            63,039
     26,000    BT Group plc, ADR ...............................................................................         1,120,600
     30,000    Deutsche Telekom AG, ADR ........................................................................           497,400
      6,000    France Telecom SA, ADR ..........................................................................           201,480
      3,000    Manitoba Telecom Services Inc. ..................................................................           114,453
      2,000    Neuf Cegetel ....................................................................................           111,365
     35,000    Portugal Telecom SGPS SA ........................................................................           406,688
     15,000    Royal KPN NV, ADR ...............................................................................           253,650
      1,500    Swisscom AG .....................................................................................           513,921
     24,062    Telecom Italia SpA ..............................................................................            50,334
     16,000    Telefonica SA, ADR ..............................................................................         1,384,160
     14,000    Telefonos de Mexico SAB de CV, Cl. L, ADR .......................................................           526,400
               U.S. COMPANIES
     20,000    AT&T Inc. .......................................................................................           766,000
      1,000    Embarq Corp. ....................................................................................            40,100
     20,000    Sprint Nextel Corp. .............................................................................           133,800
     25,000    Verizon Communications Inc. .....................................................................           911,250
                                                                                                                   ---------------
                                                                                                                         8,039,080
                                                                                                                   ---------------

               See accompanying notes to schedule of investments.

                    THE GABELLI GLOBAL UTILITY & INCOME TRUST
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2008 (UNAUDITED)

                                                                                                                        MARKET
   SHARES                                                                                                               VALUE
------------                                                                                                       ---------------
               COMMON STOCKS (CONTINUED)
               COMMUNICATIONS (CONTINUED)
               WIRELESS COMMUNICATIONS -- 1.1%
               NON U.S. COMPANIES
       1,000   America Movil SAB de CV, Cl. L, ADR .............................................................   $        63,690
       2,500   Millicom International Cellular SA+ .............................................................           236,375
       1,600   Mobile TeleSystems OJSC, ADR ....................................................................           121,360
       7,000   Vimpel-Communications, ADR ......................................................................           209,230
       2,000   Vodafone Group plc, ADR .........................................................................            59,020
               U.S. COMPANIES
       1,200   United States Cellular Corp.+ ...................................................................            66,000
                                                                                                                   ---------------
                                                                                                                           755,675
                                                                                                                   ---------------
               TOTAL COMMUNICATIONS ............................................................................        13,442,966
                                                                                                                   ---------------
               OTHER -- 2.9%
               AEROSPACE -- 0.8%
               NON U.S. COMPANIES
      68,000   Rolls-Royce Group plc+ ..........................................................................           543,871
   6,092,800   Rolls-Royce Group plc, Cl. B ....................................................................            12,092
                                                                                                                   ---------------
                                                                                                                           555,963
                                                                                                                   ---------------
               BUILDING AND CONSTRUCTION -- 0.8%
               NON U.S. COMPANIES
       2,000   Acciona SA ......................................................................................           535,672
                                                                                                                   ---------------
               BUSINESS SERVICES -- 0.2%
               NON U.S. COMPANIES
       3,700   Sistema JSFC, GDR ...............................................................................           118,770
                                                                                                                   ---------------
               ENTERTAINMENT -- 0.5%
               NON U.S. COMPANIES
      10,000   Vivendi .........................................................................................           390,742
                                                                                                                   ---------------
               METALS AND MINING -- 0.5%
               NON U.S. COMPANIES
       5,000   Compania de Minas Buenaventura SA, ADR ..........................................................           342,500
                                                                                                                   ---------------
               PUBLISHING -- 0.0%
               U.S. COMPANIES
       1,200   Idearc Inc. .....................................................................................             4,368
                                                                                                                   ---------------
               TRANSPORTATION -- 0.1%
               U.S. COMPANIES
       2,000   GATX Corp. ......................................................................................            78,140
                                                                                                                   ---------------
               TOTAL OTHER .....................................................................................         2,026,155
                                                                                                                   ---------------
               TOTAL COMMON STOCKS .............................................................................        62,829,818
                                                                                                                   ---------------
               CONVERTIBLE PREFERRED STOCKS -- 0.1%
               COMMUNICATIONS -- 0.0%
               TELECOMMUNICATIONS -- 0.0%
               U.S. COMPANIES
         500   Cincinnati Bell Inc., 6.750% Cv. Pfd., Ser. B ...................................................            21,200
                                                                                                                   ---------------

                                                                                                                        MARKET
   SHARES                                                                                                               VALUE
------------                                                                                                       ---------------
               OTHER -- 0.1%
               TRANSPORTATION -- 0.1%
               U.S. COMPANIES
         200   GATX Corp., $2.50 Cv. Pfd. ......................................................................   $        38,732
                                                                                                                   ---------------
               TOTAL CONVERTIBLE PREFERRED STOCKS ..............................................................            59,932
                                                                                                                   ---------------

  PRINCIPAL
   AMOUNT
------------
               CONVERTIBLE CORPORATE BONDS -- 0.6%
               COMMUNICATIONS -- 0.3%
               COMMUNICATIONS EQUIPMENT -- 0.1%
               U.S. COMPANIES
$    100,000   Agere Systems Inc., Sub. Deb. Cv., 6.500%, 12/15/09 .............................................           101,500
                                                                                                                   ---------------
               TELECOMMUNICATIONS -- 0.2%
               NON U.S. COMPANIES
     112,000   Nortel Networks Corp., Cv., 4.250%, 09/01/08 ....................................................           111,160
                                                                                                                   ---------------
               TOTAL COMMUNICATIONS ............................................................................           212,660
                                                                                                                   ---------------
               OTHER -- 0.3%
               REAL ESTATE -- 0.3%
               U.S. COMPANIES
     350,000   Palm Harbor Homes Inc., Cv., 3.250%, 05/15/24 ...................................................           183,312
                                                                                                                   ---------------
               TOTAL CONVERTIBLE CORPORATE BONDS ...............................................................           395,972
                                                                                                                   ---------------
               U.S. GOVERNMENT OBLIGATIONS -- 8.6%
   6,016,000   U.S. Treasury Bills, 1.132% to 2.828%++, 04/03/08 to 09/18/08 ...................................         5,996,992
                                                                                                                   ---------------
TOTAL INVESTMENTS -- 100.0%
   (Cost $56,977,550) ..........................................................................................   $    69,282,714
                                                                                                                   ===============
            Aggregate book cost ................................................................................   $    56,977,550
                                                                                                                   ===============
            Gross unrealized appreciation ......................................................................   $    14,033,613
            Gross unrealized depreciation ......................................................................        (1,728,449)
                                                                                                                   ---------------
            Net unrealized appreciation/depreciation .........................................................     $    12,305,164
                                                                                                                   ===============

----------
(a) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2008, the market value of Rule 144A securities amounted to $63,039 or 0.09% of total investments.

+     Non-income producing security.

++    Represents annualized yield at date of purchase.

ADR   American Depositary Receipt
GDR   Global Depositary Receipt

               See accompanying notes to schedule of investments.

                    THE GABELLI GLOBAL UTILITY & INCOME TRUST
                  NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)

1. SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the "Board") so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC, the Adviser.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board.

ADOPTION OF STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 157 "FAIR VALUE MEASUREMENTS" ("SFAS 157")

On January 1, 2008, the Fund adopted SFAS 157 that clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under SFAS 157 are described below:

      o     Level 1 - quoted prices in active markets for identical securities;

      o Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

      o Level 3 - significant unobservable inputs (including the Fund's determinations as to the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used to value the Fund's net assets as of March 31, 2008 is as follows:

                                                         INVESTMENTS IN     OTHER FINANCIAL INSTRUMENTS
                                                            SECURITIES               (UNREALIZED
VALUATION INPUTS                                          (MARKET VALUE)            DEPRECIATION)*
----------------                                         ---------------    ---------------------------
Level 1 - Quoted Prices                                    $62,889,750                       --
Level 2 - Other Significant Observable Inputs                6,392,964                 $(16,727)
                                                           -----------                 --------
Total                                                      $69,282,714                 $(16,727)
                                                           ===========                 ========

----------
* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swaps which are valued at the unrealized appreciation/depreciation on the investment.

                    THE GABELLI GLOBAL UTILITY & INCOME TRUST
            NOTES TO SCHEDULE OF INVESTMENTS (CONTINUED) (UNAUDITED)

2. SWAP AGREEMENTS. The Fund may enter into equity and contract for difference swap transactions. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In a swap, a set of future cash flows are exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. There is no assurance that the swap contract counterparties will be able to meet their obligations pursuant to the swap contracts, or that, in the event of default, the Fund will succeed in pursuing contractual remedies. The Fund thus assumes the risk that it may be delayed in or prevented from obtaining payments owed to it pursuant to the swap contracts. The creditworthiness of the swap contract counterparties is closely monitored in order to minimize the risk. Depending on the general state of short-term interest rates and the returns of the Fund's portfolio securities at that point in time, such a default could negatively affect the Fund's ability to make dividend payments. In addition, at the time a swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction.

The use of derivative instruments may involve, to varying degrees, elements of market and counterparty risk in excess of the amount recognized below.

The Fund has entered into a contract for difference swap agreement with Bear, Stearns International Limited. Details of the swap at March 31, 2008 is as follows:

                                                                                                         NET
        NOTIONAL              EQUITY SECURITY               INTEREST RATE/            TERMINATION    UNREALIZED
         AMOUNT                   RECEIVED               EQUITY SECURITY PAID             DATE      DEPRECIATION
------------------------   ---------------------   --------------------------------   -----------   ------------
                                Market Value       Overnight LIBOR plus 40 bps plus
                              Appreciation on:       Market Value Depreciation on:
$304,233 (36,000 shares)   Rolls-Royce Group plc         Rolls-Royce Group plc          03/17/09      $(16,727)

3. TAX INFORMATION. Under the current tax law, capital and currency losses realized after October 31 and prior to the Fund's fiscal year end may be deferred as occurring on the first day of the following fiscal year. Post October capital losses at the fiscal year ended December 31, 2007 were $10,785.

                                              % OF
                                             MARKET      MARKET
         GEOGRAPHIC DIVERSIFICATION           VALUE       VALUE
         --------------------------          ------   ------------
         North America ...................    65.4%   $ 45,268,630
         Europe ..........................    28.3      19,624,201
         Japan ...........................     3.8       2,644,522
         Latin America ...................     2.1       1,467,340
         Asia/Pacific ....................     0.4         278,021
                                             -----    ------------
         Total Investments ...............   100.0%   $ 69,282,714
                                             =====    ============

                                     [FLAGS]

                              TRUSTEES AND OFFICERS
                    THE GABELLI GLOBAL UTILITY & INCOME TRUST
                    ONE CORPORATE CENTER, RYE, NY 10580-1422

TRUSTEES                                                     OFFICERS

Anthony J. Colavita                                          Bruce N. Alpert
   ATTORNEY-AT-LAW,                                             PRESIDENT
   ANTHONY J. COLAVITA, P.C.
                                                             Peter D. Goldstein
James P. Conn                                                   CHIEF COMPLIANCE OFFICER
   FORMER MANAGING DIRECTOR &
   CHIEF INVESTMENT OFFICER,                                 Agnes Mullady
   FINANCIAL SECURITY ASSURANCE HOLDINGS LTD.                   TREASURER AND SECRETARY

Mario d'Urso                                                 David I. Schachter
   CHAIRMAN, MITTEL CAPITAL MARKETS SPA                         VICE PRESIDENT

Vincent D. Enright                                           INVESTMENT ADVISER
   FORMER SENIOR VICE PRESIDENT &                            Gabelli Funds, LLC
   CHIEF FINANCIAL OFFICER,                                  One Corporate Center
   KEYSPAN CORP.                                             Rye, New York 10580-1422

Michael J. Melarkey                                          CUSTODIAN
   ATTORNEY-AT-LAW,                                          State Street Bank and Trust Company
   AVANSINO, MELARKEY, KNOBEL & MULLIGAN
                                                             COUNSEL
Salvatore M. Salibello                                       Skadden, Arps, Slate, Meagher & Flom, LLP
   CERTIFIED PUBLIC ACCOUNTANT,
   SALIBELLO & BRODER LLP                                    TRANSFER AGENT AND REGISTRAR
                                                             Computershare Trust Company, N.A.
Salvatore J. Zizza
   CHAIRMAN, ZIZZA & CO., LTD.                               STOCK EXCHANGE LISTING

                                                                                                  Common
                                                                                                ---------
                                                             Amex-Symbol:                          GLU
                                                             Shares Outstanding:                3,050,236


The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading "Specialized Equity Funds," in Monday's The Wall Street Journal. It is also listed in Barron's Mutual Funds/Closed End Funds section under the heading "Specialized Equity Funds."

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

--------------------------------------------------------------------------------
For general information about the Gabelli Funds, call 800-GABELLI (800-422-3554), fax us at 914-921-5118, visit Gabelli Funds' Internet homepage at: WWW.GABELLI.COM, or e-mail us at: closedend@gabelli.com
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may, from time to time, purchase its shares in the open market when the Fund's shares are trading at a discount of 10% or more from the net asset value of the shares.
--------------------------------------------------------------------------------

THE GABELLI GLOBAL UTILITY & INCOME TRUST
ONE CORPORATE CENTER
RYE, NY 10580-1422
(914) 921-5070
WWW.GABELLI.COM

                                                         FIRST QUARTER REPORT
                                                         MARCH 31, 2008

                                                                     GLU 1Q/2008

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Gabelli Global Utility & Income Trust
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date                       May 27, 2008
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer

Date                       May 27, 2008
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Agnes Mullady
                         -------------------------------------------------------
                           Agnes Mullady,
                           Principal Financial Officer and Treasurer


Date                       May 27, 2008
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.